Events after reporting period (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [table]
Investments in associatesa	[1]	$ 8,201	$ 21,001
Equity	[2]	82,990	90,439	$ 85,568	$ 100,708
Reserve of exchange differences on translation [member]
Disclosure of non-adjusting events after reporting period [table]
Equity	[2]	(2,643)	(9,572)	$ (8,719)	$ (6,495)
Rosnefta
Disclosure of non-adjusting events after reporting period [table]
Investments in associatesa		$ 0	$ 14,354

[1]	See Note 1 - Significant judgements and estimate: investment in Rosneft for further information
[2]	See Note 31 for further information.